CONDENSED CONSOLIDATING GUARANTOR FINANCIAL STATEMENTS (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net income (loss)	$ (136,721)	$ (76,412)	$ (13,671)
Foreign currency translation gain (loss)	3,883	(12,477)	0
Unrealized gain (loss) on available for sale investments	(309)	14	0
Comprehensive loss	(133,147)	(88,875)	(13,671)
Comprehensive income (loss) attributable to non-controlling interests	4,013	(249)	(129)
Comprehensive loss attributable to Magnum Hunter Resources Corporation	(129,134)	(89,124)	(13,800)
Debt Securities Under Universal Shelf Registration Statement Form S-3
Net income (loss)	(136,721)	(76,412)	(13,671)
Debt Securities Under Universal Shelf Registration Statement Form S-3 | Magnum Hunter Resources Corporation
Net income (loss)	(143,227)	(74,607)	(13,800)
Foreign currency translation gain (loss)	0	0
Unrealized gain (loss) on available for sale investments	0	0
Comprehensive loss	(143,227)	(74,607)	(13,800)
Comprehensive income (loss) attributable to non-controlling interests	0	0	0
Comprehensive loss attributable to Magnum Hunter Resources Corporation	(143,227)	(74,607)	(13,800)
Debt Securities Under Universal Shelf Registration Statement Form S-3 | Guarantor Subsidiaries
Net income (loss)	(50,792)	(22,950)	3,057
Foreign currency translation gain (loss)	0	0
Unrealized gain (loss) on available for sale investments	(309)	14
Comprehensive loss	(51,101)	(22,936)	3,057
Comprehensive income (loss) attributable to non-controlling interests	0	0	0
Comprehensive loss attributable to Magnum Hunter Resources Corporation	(51,101)	(22,936)	3,057
Debt Securities Under Universal Shelf Registration Statement Form S-3 | Non Guarantor Subsidiaries
Net income (loss)	(59,600)	11,104	841
Foreign currency translation gain (loss)	3,883	(12,477)
Unrealized gain (loss) on available for sale investments	0	0
Comprehensive loss	(55,717)	(1,373)	841
Comprehensive income (loss) attributable to non-controlling interests	0	0	0
Comprehensive loss attributable to Magnum Hunter Resources Corporation	(55,717)	(1,373)	841
Debt Securities Under Universal Shelf Registration Statement Form S-3 | Eliminations
Net income (loss)	116,898	10,041	(3,769)
Foreign currency translation gain (loss)	0	0
Unrealized gain (loss) on available for sale investments	0	0
Comprehensive loss	116,898	10,041	(3,769)
Comprehensive income (loss) attributable to non-controlling interests	4,013	(249)	(129)
Comprehensive loss attributable to Magnum Hunter Resources Corporation	120,911	9,792	(3,898)
Debt Securities Under Universal Shelf Registration Statement Form S-3 | Magnum Hunter Resources Corporation Consolidated
Net income (loss)	(136,721)	(76,412)	(13,671)
Foreign currency translation gain (loss)	3,883	(12,477)
Unrealized gain (loss) on available for sale investments	(309)	14
Comprehensive loss	(133,147)	(88,875)	(13,671)
Comprehensive income (loss) attributable to non-controlling interests	4,013	(249)	(129)
Comprehensive loss attributable to Magnum Hunter Resources Corporation	(129,134)	(89,124)	(13,800)
Debt Securities Under Universal Shelf Registration Statement Form S-4
Net income (loss)	(136,721)	(76,412)	(13,671)
Debt Securities Under Universal Shelf Registration Statement Form S-4 | Magnum Hunter Resources Corporation
Net income (loss)	(144,572)	(74,607)	(13,800)
Foreign currency translation gain (loss)	0	0
Unrealized gain (loss) on available for sale investments	0	0
Comprehensive loss	(144,572)	(74,607)	(13,800)
Comprehensive income (loss) attributable to non-controlling interests	0	0	0
Comprehensive loss attributable to Magnum Hunter Resources Corporation	(144,572)	(74,607)	(13,800)
Debt Securities Under Universal Shelf Registration Statement Form S-4 | Guarantor Subsidiaries
Net income (loss)	(49,600)	(23,070)	2,371
Debt Securities Under Universal Shelf Registration Statement Form S-4 | PRC Williston Inc
Net income (loss)	(14,891)	(3,017)	(7,097)
Foreign currency translation gain (loss)	0	0
Unrealized gain (loss) on available for sale investments	0	0
Comprehensive loss	(14,891)	(3,017)	(7,097)
Comprehensive income (loss) attributable to non-controlling interests	0	0	0
Comprehensive loss attributable to Magnum Hunter Resources Corporation	(14,891)	(3,017)	(7,097)
Debt Securities Under Universal Shelf Registration Statement Form S-4 | Wholly-Owned Guarantor Subsidiaries
Net income (loss)	(49,600)	(23,070)	2,371
Foreign currency translation gain (loss)	0	0
Unrealized gain (loss) on available for sale investments	(309)	14
Comprehensive loss	(49,909)	(23,056)	2,371
Comprehensive income (loss) attributable to non-controlling interests	0	0	0
Comprehensive loss attributable to Magnum Hunter Resources Corporation	(49,909)	(23,056)	2,371
Debt Securities Under Universal Shelf Registration Statement Form S-4 | Non Guarantor Subsidiaries
Net income (loss)	(28,754)	9,236	498
Foreign currency translation gain (loss)	3,883	(12,477)
Unrealized gain (loss) on available for sale investments	0	0
Comprehensive loss	(24,871)	(3,241)	498
Comprehensive income (loss) attributable to non-controlling interests	0	0	0
Comprehensive loss attributable to Magnum Hunter Resources Corporation	(24,871)	(3,241)	498
Debt Securities Under Universal Shelf Registration Statement Form S-4 | Eliminations
Net income (loss)	101,096	15,046	4,357
Foreign currency translation gain (loss)	0	0
Unrealized gain (loss) on available for sale investments	0	0
Comprehensive loss	101,096	15,046	4,357
Comprehensive income (loss) attributable to non-controlling interests	4,013	(249)	(129)
Comprehensive loss attributable to Magnum Hunter Resources Corporation	105,109	14,797	4,228
Debt Securities Under Universal Shelf Registration Statement Form S-4 | Magnum Hunter Resources Corporation Consolidated
Net income (loss)	(136,721)	(76,412)	(13,671)
Foreign currency translation gain (loss)	3,883	(12,477)
Unrealized gain (loss) on available for sale investments	(309)	14
Comprehensive loss	(133,147)	(88,875)	(13,671)
Comprehensive income (loss) attributable to non-controlling interests	4,013	(249)	(129)
Comprehensive loss attributable to Magnum Hunter Resources Corporation	$ (129,134)	$ (89,124)	$ (13,800)